Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jul. 13, 2013	Dec. 29, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 28,446	$ 32,422	$ 19,181
Accounts receivable, net	65,041	53,475	55,987
Inventory, net	131,477	125,487	115,309
Prepaid expenses and other current assets	11,293	9,323	12,990
Income taxes refundable	252	237	285
Current deferred tax assets	1,924	1,924	1,971
Total current assets	238,433	222,868	205,723
Property and equipment, net	343,483	350,649	358,263
Goodwill	19,308	15,002	462
Intangible assets, net	70,030	74,498	71,663
Other assets	19,089	12,985	11,101
Total assets	690,343	676,002	647,212
Current liabilities:
Accounts payable	92,401	77,460	75,608
Accrued expenses and other current liabilities	74,152	75,740	74,677
Current portion of capital lease obligations	14,056	14,357	12,701
Current portion of long-term debt	2,271	2,271	434
Total current liabilities	182,880	169,828	163,420
Capital lease obligations	142,180	149,503	159,814
Long-term debt	650,622	495,446	355,240
Other long-term liabilities	38,886	38,871	23,893
Non-current deferred tax liabilities	6,431	5,626	4,309
Total liabilities	1,020,999	859,274	706,676
Commitments and contingencies
Shareholders' deficit:
Common shares, value
Paid-in capital	(237,944)	(100,077)	(1,528)
Accumulated deficit	(89,142)	(79,625)	(56,675)
Accumulated other comprehensive loss, net of tax	(3,570)	(3,570)	(1,261)
Total shareholders' deficit	(330,656)	(183,272)	(59,464)
Total liabilities and shareholders' (deficit) equity	$ 690,343	$ 676,002	$ 647,212